Basic and Diluted Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Abstract]
Net loss from continuing operations	$ (9,588)	$ (15,709)	$ (96,197)	$ (28,023)
Net loss from discontinued operations		(7,805)	(25,853)	(1,454)
Net loss	$ (9,588)	$ (23,514)	$ (269,555)	$ (29,477)
Weighted average common shares outstanding, basic	49,077,330	25,200,347	24,723,370	22,524,400
Continuing operations - basic	$ (0.2)	$ (0.62)	$ (3.89)	$ (1.24)
Discontinued operations - basic		(0.31)	(1.05)	(0.07)
Net loss per share - basic	$ (0.2)	$ (0.93)	$ (4.94)	$ (1.31)